Stock Transactions And Stock-Based Compensation (Summary Of Options Outstanding) (Details) shares in Millions	12 Months Ended
Dec. 31, 2018 $ / shares shares
$19.89 to 40.45
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, shares (in shares) | shares	0.2
Outstanding, average exercise price (in USD per share)	$ 35.68
Outstanding, average remaining life (in years)	3 years
Exercisable, shares (in shares) | shares	0.2
Exercisable, average exercise price (in USD per share)	$ 35.80
Exercise price, lower limit (in USD per share)	19.89
Exercise price, upper limit (in USD per share)	$ 40.45
$40.46 to 59.17
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, shares (in shares) | shares	0.2
Outstanding, average exercise price (in USD per share)	$ 54.85
Outstanding, average remaining life (in years)	5 years
Exercisable, shares (in shares) | shares	0.2
Exercisable, average exercise price (in USD per share)	$ 52.78
Exercise price, lower limit (in USD per share)	40.46
Exercise price, upper limit (in USD per share)	$ 59.17
$59.18 to 65.95
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, shares (in shares) | shares	0.3
Outstanding, average exercise price (in USD per share)	$ 65.84
Outstanding, average remaining life (in years)	7 years
Exercisable, shares (in shares) | shares	0.1
Exercisable, average exercise price (in USD per share)	$ 65.75
Exercise price, lower limit (in USD per share)	59.18
Exercise price, upper limit (in USD per share)	$ 65.95
$65.96 to 79.63
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, shares (in shares) | shares	0.2
Outstanding, average exercise price (in USD per share)	$ 70.76
Outstanding, average remaining life (in years)	7 years
Exercisable, shares (in shares) | shares	0.1
Exercisable, average exercise price (in USD per share)	$ 67.77
Exercise price, lower limit (in USD per share)	65.96
Exercise price, upper limit (in USD per share)	$ 79.63
$79.64 to 101.65
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding, shares (in shares) | shares	0.8
Outstanding, average exercise price (in USD per share)	$ 93.74
Outstanding, average remaining life (in years)	9 years
Exercisable, shares (in shares) | shares	0.1
Exercisable, average exercise price (in USD per share)	$ 85.97
Exercise price, lower limit (in USD per share)	79.64
Exercise price, upper limit (in USD per share)	$ 101.65